INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ 0	$ 0	$ 0	$ 0	$ 221
Property and equipment	0	0	0	0	565
Other intangible assets	0	0	0	0	190
Goodwill	0	0	0	0	(288)
Long term loans from banks and others	0	0	0	0	0
Investment in subsidiary previously accounted for by the equity method	0	0	0	0	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0	0	0	0	688
(b) Proceeds from sale of investments in previously consolidated subsidiaries:
Working capital (excluding cash and cash equivalents)	0	0	0	0	(18)
Property and equipment	0	0	0	0	(30)
Long term loans from banks and others	0	0	0	0	5
Non-controlling interests	0	0	0	0	(125)
Loss from sale of subsidiaries	0	0	0	0	209
Proceeds From Sale Of Subsidiaries	0	0	0	0	41
(c) Non-cash activity:
Purchase of property and equipment	208	179	264	179	45
Issuance of shares in respect of acquisition of non-controlling interests in subsidiary	0	0	0	11,368	11,368
(d) Supplemental disclosure of cash flow activity:
Interest	220	298	414	1,900	2,604
Income taxes	$ 6	$ 101	$ 18	$ 238	$ 367